CO-DEVELOPMENT OPTIONS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Mar. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment for promissory notes			$ 587,500	$ 874,999
CD38 Assets [Member] | Vy Gen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire intangible assets					$ 1,750,000
Promissory notes issued					$ 3,250,000
Capitalized assets			5,000,000
Repayment for promissory notes	$ 1,500,000	$ 250,000
License Agreement [Member] | Purple Bio Tech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes outstanding			$ 218,750			$ 625,000